RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

In November 2015, the Company entered into a sales representation agreement with a third party, partially owned by an individual who is a Class B member of the Company and who was then a member of the Company’s Board of Managers. In 2016, the Company commenced litigation against such third party seeking a judicial determination that the sales representation agreement was void and unenforceable, among other claims. In February 2018, the trial court ruled against the Company in the litigation, concluding that the sales representation agreement was valid and enforceable. The Company appealed the ruling, however, the ruling was upheld. As a result of the ruling, the Company was instructed to pay the commissions in accordance with the terms of the sales representation agreement, interest related to the commissions, and legal fees on behalf of the third party. Expenses relating to this agreement for the years ended December 31, 2020, 2019, and 2018 amounted to $6,724, $9,232, and $4,443, respectively and were recorded as a component of selling, general and administrative expenses. In October 2019, the Company terminated the sales representation agreement. Customers in place prior to the termination of the agreement are subject to the arrangement and are eligible for future commissions, which are payable and are being accrued and paid in accordance with the terms of the sales representation agreement. Amounts accrued as a component of accrued expenses as of December 31, 2020, and December 31, 2019 related to this agreement amounted to $2,786 and $2,388.

In March 2021, the Company received from such third party a notice of dispute with respect to whether commissions are due and owing on product sales to certain of the Company’s customers which, if successful, could require payments ranging from $4,000 to $10,000, plus costs and expenses, together with additional commission payments on future sales, if any, to such customers. The Company does not believe these commissions are owed, and intends to vigorously oppose this claim, which may include legal proceedings. The Company has not accrued any amount as a component of accrued expense related to the notice of dispute as of December 31, 2020.

Nok Nok Project Statement of Work

In July 2021, CompoSecure’s wholly-owned subsidiary, Arculus Holdings, L.L.C., entered into a Project Statement of Work with Nok Nok Labs, Inc. (“Nok Nok”). Nok Nok provides software and hardware solutions, including its Fast Identity Online (FIDO) technology solution, which assists partners in facilitating their entry into Cryptocurrency and Blockchain markets. A minority investor and shareholder of Nok Nok is DCM, which was co-founded by Dixon Doll, Sr. Dixon Doll, Sr. has since retired from DCM and is listed as emeritus partner status at DCM, and is also listed as an advisor to Nok Nok. Dixon Doll, Sr. is a Director of Roman DBDR and the father of Dixon Doll, Jr., who is the Co- Chief Executive Officer of Roman DBDR.

Under the Project Statement of Work, Nok Nok will provide a demonstration version ofNok Nok S3 authentication (SaaS) andproduct documentation, to Arculus branded applications, along with corresponding technology license rights. Arculus Holdings, L.L.C. has agreed to pay $250,000 for the Nok Nok software and services set forth in the Project Statement of Work. The term of the Project Statement of Work and the term of the license to the software and services provided thereunder will expire on December 31, 2022.